19. LEASES (Details 2) R$ in Thousands	Dec. 31, 2019 BRL (R$)
LeasesLineItems [Line Items]
Future payments of finance leases	R$ 2,430,656
Current	521,581
Non-current	1,909,075
2021 [Member]
LeasesLineItems [Line Items]
Future payments of finance leases	428,243
2022 [Member]
LeasesLineItems [Line Items]
Future payments of finance leases	357,652
2023 [Member]
LeasesLineItems [Line Items]
Future payments of finance leases	292,562
2024 [Member]
LeasesLineItems [Line Items]
Future payments of finance leases	235,664
2025 Onwards [Member]
LeasesLineItems [Line Items]
Future payments of finance leases	R$ 594,954